Fair Value Measurements And Disclosure (Effect Of Derivatives On The Consolidated Statements Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cross-Currency Swaps [Member]
Gain (Loss) recognized in accumulated Other Comprehensive Income	$ (219)	$ (201)	$ 738
Interest Rate Locks [Member]
Gain (Loss) recognized in accumulated Other Comprehensive Income	(167)	(320)	203
Income (expense) reclassified from accumulated Other Comprehensive Income into income	(23)	(19)	(23)
Foreign Exchange Contracts [Member]
Gain (Loss) recognized in accumulated Other Comprehensive Income	(10)	5	(2)
Fair Value Hedging Relationships [Member] | Interest Rate Swaps [Member]
Gain (Loss) on interest rate swaps	10	125	(216)
Gain (Loss) on long-term debt	$ (10)	$ (125)	$ 216